Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expenses
Schedule of selling, general and administrative expenses

	Year Ended
	December 31,
(in thousands of $)	2022	2021	2020
Personnel expenses	$234,740	$164,646	$108,507
Professional and marketing fees	178,570	102,674	48,681
Supervisory board	6,912	12,958	4,838
Depreciation and amortization	2,211	2,126	1,092
IT expenses	17,431	8,977	—
Other expenses	32,268	16,263	8,525
Total Selling, general and administrative expenses	$472,132	$307,644	$171,643